UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999

Check here if Amendment: [  ]; Amendment Number:
This amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Baupost Group, L.L.C.
Address:  44 Brattle Street, 5th Floor
          P.O. Box 389125
          Cambridge, MA  02238-9125

13F File Number:    28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul C. Gannon
Title:    Chief Financial & Administrative Officer
Phone:    617-497-6680

Signature, Place and Date of Signing:
/s/ Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, May 14, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total:  $293,588
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F INFORMATION TABLE


                                  TITLE                           VALUE         SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VA
NAME OF ISSUER                    OF CLASS     CUSIP            (x$1000)        PRN AMT  PRN CALL   DISCRETION MANAGERS       SOLE
--------------                    --------     -----              -----         -------  --------   -------------------       ----

AZTEC TECHNOLOGY PARTNERS INC     COM          05480L101          6,273       3,787,650  SH             SOLE      N/A    3,787,650
CHEMFIRST INC                     COM          16361A106          35,15       1,495,900  SH             SOLE      N/A    1,495,900
DELL COMPUTER CORP                COM          247025109          8,584         210,000  PUT            SOLE      N/A      210,000
EL PASO ELEC CO                   COM NEW      283677854          2,686         352,300  SH             SOLE      N/A      352,300
GLOBAL-TECH APPLIANCES INC        ORD          G39320109          6,912       1,455,100  SH             SOLE      N/A    1,455,100
GTECH HLDGS CORP                  COM          400518106         36,799       1,509,700  SH             SOLE      N/A    1,509,700
HURRICANE HYDROCARBONS LTD        CL A         44779E106             69         110,500  SH             SOLE      N/A      110,500
LNR PPTY CORP                     COM          501940100         30,502       1,544,400  SH             SOLE      N/A    1,544,400
LUCENT TECHNOLOGIES INC           COM          549463107         16,200         300,000  PUT            SOLE      N/A      300,000
MFC BANCORP LTD                   COM          55271X103          5,237         775,850  SH             SOLE      N/A      775,850
NAVIGANT INTL INC                 COM          63935R108         12,453       2,316,841  SH             SOLE      N/A    2,316,841
NEUROGEN CORP                     COM          64124E106          1,443         135,000  SH             SOLE      N/A      135,000
OCTEL CORP                        COM          675727101          9,671         789,500  SH             SOLE      N/A      789,500
OMEGA WORLDWIDE INC               COM          68210B108          1,985         529,200  SH             SOLE      N/A      529,200
SECURITY CAP GROUP INC            CL A         81413P105          6,980          11,640  SH             SOLE      N/A       11,640
SECURITY CAP GROUP INC            CL B         81413P204            221          16,500  SH             SOLE      N/A       16,500
SOLA INTL INC                     COM          834092108         20,884       1,731,300  SH             SOLE      N/A    1,731,300
STAGE STORES INC                  COM          85254C107          5,633         776,900  SH             SOLE      N/A      776,900
THERMO ELECTRON CORP              COM          883556102         19,914       1,468,312  SH             SOLE      N/A    1,468,312
UCAR INTL INC                     COM          90262K109         41,350       2,927,400  SH             SOLE      N/A    2,927,400
VENTAS INC                        COM          92276F100         24,638       4,106,400  SH             SOLE      N/A    4,106,400





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